Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per Share
Basic EPS - Net (loss) income	$ 354.0	$ 247.1	$ 822.6	$ 456.9
Basic (in shares)	192,900,000	192,700,000	192,800,000	192,600,000
Basic earnings per share (in dollars per share)	$ 1.84	$ 1.28	$ 4.27	$ 2.37
Effect of dilutive securities - (in shares)	400,000	300,000	400,000	300,000
Effect of dilutive securities - (in dollars per share)	(0.01)		(0.01)
Diluted EPS - Net (loss) income	$ 354.0	$ 247.1	$ 822.6	$ 456.9
Diluted (in shares)	193,300,000	193,000,000	193,200,000	192,900,000
Diluted EPS (in dollars per share)	$ 1.83	$ 1.28	$ 4.26	$ 2.37
Stock options
Earnings per Share
Securities excluded from computation of diluted EPS (in shares)	13,287	8,595	7,322	4,806
Stock Options (Exercise prices exceeded Avg Mkt Price)
Earnings per Share
Securities excluded from computation of diluted EPS (in shares)	4,647	2,246	2,644	4,806
Stock Options (Treasury stock method)
Earnings per Share
Securities excluded from computation of diluted EPS (in shares)	8,640	6,349	4,678	0